Divestiture (Details) - Schedule of Operations and Comprehensive Income Related to Discontinued Operations - Discontinued Operations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Apr. 02, 2023
Schedule of Operations and Comprehensive Income Related to Discontinued Operations [Line Items]
Revenues	$ 29,048	$ 18,721
Cost of revenues	30,609	19,479
Gross loss	(1,561)	(758)
Sales and marketing	6,855	2,866
General and administrative	17,472	4,185
Total operating expenses	24,327	7,051
Loss from discontinued operations	(25,888)	(7,809)
Other income, net	31
Loss from discontinued operations before income taxes	(25,857)
Income tax benefit	4	4
Loss from discontinued operations, net of tax	(25,853)	(7,809)
Impairment loss from discontinued operations	(147,505)
Net loss from discontinued operations	$ (173,358)	$ (7,805)